Asset Retirement Obligation (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation
(6)  Asset Retirement Obligation

Our asset retirement obligations represent the estimated present value of the amount we will incur to plug, abandon, and remediate our producing properties at the end of their productive lives in accordance with applicable laws. The following table summarizes the Company’s Asset Retirement Obligation transactions for the nine months ended September 30, 2020 (in thousands):

Balance December 31, 2019	$1,998
Accretion expense	94
Liabilities incurred	—
Liabilities settled	—
Liabilities relieved - sold properties	(63)
Balance September 30, 2020	$2,029

11. Asset Retirement Obligation

Our asset retirement obligations represent the estimated present value of the amount we will incur to plug, abandon and remediate our producing properties at the end of their productive lives in accordance with applicable laws. The following table summarizes the Company’s Asset Retirement Obligation transactions for the years ended December 31, 2018 and 2019 (in thousands):

Balance December 31, 2017	$2,270

Accretion expense	141
Liabilities incurred	7
Liabilities settled	(41)
Revisions in estimated liabilities	(198)
Balance December 31, 2018	$2,179

Accretion expense	132
Liabilities incurred	12
Liabilities settled	(83)
Liabilities sold properties	(55)
Revisions in estimated liabilities	(187)
Balance December 31, 2019	$1,998

The revisions in estimated liabilities resulted from change in timing of wells to be plugged, change in inflation factor, and change in current plugging costs.